Warrants (Tables) (Warrant [Member])	12 Months Ended
Dec. 31, 2013
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average assumptions were utilized in the fair value calculations for warrants granted
	Year ended	Year ended
	December 31, 2013	December 31, 2012
Expected dividend yield	0%	0%
Expected stock price volatility	93-108%	105-113%
Risk-free interest rate	.14-2.60%	2.06-3.03%
Expected life of warrants	.1-9.1 Years	7.3-9.8 Years

Summary of the status of Company's warrants granted
	Number of Shares Remaining Warrants	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2013	2,954,250	$3.80	8.5
Warrants granted during 2013	4,717,017	.43	4.38
Warrants expired/cancelled during 2013	0

Outstanding at December 31, 2013	7,671,267	$1.51	5.58	$150,000
Exercisable at December 31, 2013	6,861,250	$1.53	6.6	$150,000